Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 20,804	$ 31,134	$ 36,504
Goodwill, Impairment Loss	(20,556)	(10,330)	(5,618)
Balance	3,906	20,804	31,134
Boca International Limited
Goodwill, Impairment Loss	(20,556)	$ (10,330)	(5,618)
Giant Credit Limited
Goodwill, Acquired During Period			$ 248
Vision Lane Limited
Goodwill, Acquired During Period	$ 3,658